Significant accounting policies - Disclosure of Adjustments on Group's Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity attributable to owners of the parent
Share capital	€ 2,194	€ 1,907
Share premium	1,852,339	1,634,469
Other equity	(117)	(10,179)
Other reserves	(970,623)	(965,755)
Accumulated losses	(883,420)	(851,967)
Equity attributable to owners of the parent	373	(191,525)	€ (107,369)
Non-controlling interests	5,970	5,732	6,779
Total equity	€ 6,343	(185,793)	(100,590)	€ 71,497
As previously reported
Equity attributable to owners of the parent
Share capital		1,907
Share premium		1,634,469
Other equity		(10,179)
Other reserves		(968,793)
Accumulated losses		(848,929)
Equity attributable to owners of the parent		(191,525)
Non-controlling interests		5,732
Total equity		(185,793)	€ (100,590)	€ 71,497
Adjustments
Equity attributable to owners of the parent
Share capital		0
Share premium		0
Other equity		0
Other reserves		3,038
Accumulated losses		(3,038)
Equity attributable to owners of the parent		0
Non-controlling interests		0
Total equity		€ 0